------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0578

                                                        Expires: April 30, 2010

                                                        Estimated average burden
                                                        hours per response: 10.5
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07148
                                   ---------------------------------------------

                            SCHWARTZ INVESTMENT TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

3707 West Maple Road            Bloomfield Hills, Michigan               48301
--------------------------------------------------------------------------------
               (Address of principal executive offices)               (Zip code)

                               George P. Schwartz

Schwartz Investment Counsel, Inc. 3707 W. Maple Road  Bloomfield Hills, MI 48301
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (248) 644-8500
                                                    ----------------------------

Date of fiscal year end: December 31, 2007
                         -------------------------------------------------------

Date of reporting period: September 30, 2007
                          ------------------------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------
     SHARES   COMMON STOCKS -- 97.7%                                                      MARKET VALUE
------------------------------------------------------------------------------------------------------
              AEROSPACE & DEFENSE -- 4.1%
     75,000   American Science and Engineering, Inc.                                      $  4,699,500
     80,000   General Dynamics Corporation                                                   6,757,600
                                                                                          ------------
                                                                                            11,457,100
                                                                                          ------------
              BUILDING MATERIALS & CONSTRUCTION -- 4.4%
    200,000   Champion Enterprises, Inc. *                                                   2,196,000
    400,000   Pulte Homes, Inc.                                                              5,444,000
    120,000   Ryland Group, Inc. (The)                                                       2,571,600
     65,000   Simpson Manufacturing Company, Inc.                                            2,070,250
                                                                                          ------------
                                                                                            12,281,850
                                                                                          ------------
              BUSINESS SERVICES -- 2.0%
     30,000   Diebold, Incorporated                                                          1,362,600
    175,000   Neogen Corporation *                                                           4,151,000
                                                                                          ------------
                                                                                             5,513,600
                                                                                          ------------
              CONSUMER - DURABLES -- 8.5%
    225,000   Brunswick Corporation                                                          5,143,500
    592,983   Craftmade International, Inc.                                                  6,967,550
     70,000   Harley-Davidson, Inc.                                                          3,234,700
     75,000   Leggett & Platt, Inc.                                                          1,437,000
    150,000   Select Comfort Corporation *                                                   2,092,500
    105,000   Thor Industries, Inc.                                                          4,723,950
                                                                                          ------------
                                                                                            23,599,200
                                                                                          ------------
              CONSUMER - NONDURABLES -- 6.9%
    440,000   Lifetime Brands, Inc.                                                          8,927,600
    100,100   RC2 Corporation *                                                              2,771,769
     65,000   Sherwin-Williams Company (The)                                                 4,271,150
     40,000   VF Corporation                                                                 3,230,000
                                                                                          ------------
                                                                                            19,200,519
                                                                                          ------------
              CONSUMER - RETAIL -- 7.0%
    190,000   Bed Bath & Beyond Inc. *                                                       6,482,800
    400,000   Chico's FAS, Inc. *                                                            5,620,000
    100,000   Dollar Tree Stores, Inc. *                                                     4,054,000
    130,000   Ross Stores, Inc.                                                              3,333,200
                                                                                          ------------
                                                                                            19,490,000
                                                                                          ------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------
     SHARES   COMMON STOCKS -- 97.7% (CONTINUED)                                          MARKET VALUE
------------------------------------------------------------------------------------------------------
              EDUCATION -- 1.6%
     75,000   Apollo Group, Inc. - Class A *                                              $  4,511,250
                                                                                          ------------
              ENERGY & MINING -- 8.0%
     10,000   ConocoPhillips                                                                   877,700
     20,000   Exxon Mobil Corporation                                                        1,851,200
    140,000   Halliburton Company                                                            5,376,000
    450,000   ION Geophysical Corporation *                                                  6,223,500
     90,000   Patterson-UTI Energy, Inc.                                                     2,031,300
     85,000   Southwestern Energy Company *                                                  3,557,250
    200,000   TXCO Resources, Inc. *                                                         1,792,000
     10,000   XTO Energy Inc.                                                                  618,400
                                                                                          ------------
                                                                                            22,327,350
                                                                                          ------------
              FINANCE - BANKS & THRIFTS -- 4.7%
     45,000   BB&T Corporation                                                               1,817,550
    400,000   Citizens Republic Bancorp, Inc.                                                6,444,000
    110,000   Synovus Financial Corporation                                                  3,085,500
     60,000   TCF Financial Corporation                                                      1,570,800
                                                                                          ------------
                                                                                            12,917,850
                                                                                          ------------
              FINANCE - INSURANCE -- 9.7%
    210,000   American Safety Insurance Holdings, Ltd. *                                     4,162,200
     50,000   Everest Re Group, Ltd.                                                         5,512,000
     80,000   Hanover Insurance Group Inc.                                                   3,535,200
  1,170,000   Meadowbrook Insurance Group, Inc. *                                           10,541,700
    282,945   Unico American Corporation *                                                   3,168,984
                                                                                          ------------
                                                                                            26,920,084
                                                                                          ------------
              FINANCE - SERVICES -- 6.9%
    150,000   First Marblehead Corporation (The)                                             5,689,500
    135,000   Legg Mason, Inc.                                                              11,379,150
    100,000   Western Union Company                                                          2,097,000
                                                                                          ------------
                                                                                            19,165,650
                                                                                          ------------
              HEALTHCARE -- 7.9%
     30,000   Beckman Coulter, Inc.                                                          2,212,800
    170,000   Kinetic Concepts, Inc. *                                                       9,567,600
     50,000   Stryker Corporation                                                            3,438,000
    100,000   Waters Corporation *                                                           6,692,000
                                                                                          ------------
                                                                                            21,910,400
                                                                                          ------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------
     SHARES   COMMON STOCKS -- 97.7% (CONTINUED)                                          MARKET VALUE
------------------------------------------------------------------------------------------------------
              INDUSTRIAL PRODUCTS & SERVICES -- 18.2%
     90,000   Balchem Corporation                                                         $  1,836,900
     70,000   Caterpillar Inc.                                                               5,490,100
     20,000   Foster Wheeler, Ltd. *                                                         2,625,600
    600,000   Gentex Corporation                                                            12,864,000
     50,000   Genuine Parts Company                                                          2,500,000
    170,000   Graco, Inc.                                                                    6,648,700
     70,000   ITT Corporation                                                                4,755,100
     40,000   Johnson Controls, Inc.                                                         4,724,400
     20,000   Stericycle, Inc. *                                                             1,143,200
     50,000   Trinity Industries, Inc.                                                       1,877,000
     75,000   United Technologies Corporation                                                6,036,000
                                                                                          ------------
                                                                                            50,501,000
                                                                                          ------------
              REAL ESTATE -- 0.6%
     50,000   HCP, Inc.                                                                      1,658,500
                                                                                          ------------

              TECHNOLOGY -- 6.3%
    150,000   ADTRAN, Inc.                                                                   3,454,500
     15,000   CenturyTel, Inc.                                                                 693,300
    120,000   Stratasys, Inc. *                                                              3,307,200
    275,000   Zebra Technologies Corporation - Class A *                                    10,034,750
                                                                                          ------------
                                                                                            17,489,750
                                                                                          ------------
              TRANSPORTATION -- 0.9%
     30,000   Burlington Northern Santa Fe Corporation                                       2,435,100
                                                                                          ------------

              TOTAL COMMON STOCKS (Cost $232,999,790)                                     $271,379,203
                                                                                          ------------

------------------------------------------------------------------------------------------------------
     SHARES   CASH EQUIVALENTS -- 2.3%                                                    MARKET VALUE
------------------------------------------------------------------------------------------------------
  1,393,416   Federated Government Obligations Tax-Managed Fund - Institutional Shares    $  1,393,416
  5,075,954   Federated Treasury Obligations Fund - Institutional Shares                     5,075,954
                                                                                          ------------

              TOTAL CASH EQUIVALENTS (Cost $6,469,370)                                    $  6,469,370
                                                                                          ------------

              TOTAL INVESTMENTS AT MARKET VALUE -- 100.0%
              (Cost $239,469,160)                                                         $277,848,573

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                                     72,931
                                                                                          ------------

              NET ASSETS -- 100.0%                                                        $277,921,504
                                                                                          ============

*     Non-income producing security.

      See notes to schedule of investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------
     SHARES   COMMON STOCKS -- 99.6%                                                      MARKET VALUE
------------------------------------------------------------------------------------------------------
              AEROSPACE & DEFENSE -- 8.0%
     26,300   Alliant Techsystems, Inc. *                                                 $  2,874,590
     29,200   General Dynamics Corporation                                                   2,466,524
     51,700   Rockwell Collins, Inc.                                                         3,776,168
                                                                                          ------------
                                                                                             9,117,282
                                                                                          ------------
              BUSINESS SERVICES -- 2.9%
    124,000   Rollins, Inc.                                                                  3,309,560
                                                                                          ------------

              CONSUMER - DURABLES -- 9.4%
     34,000   Black & Decker Corporation (The)                                               2,832,200
     51,300   Harley-Davidson, Inc.                                                          2,370,573
     38,200   Polaris Industries, Inc.                                                       1,666,284
     63,900   Toro Company (The)                                                             3,759,237
                                                                                          ------------
                                                                                            10,628,294
                                                                                          ------------
              CONSUMER - NONDURABLES -- 5.2%
     50,000   Coach, Inc. *                                                                  2,363,500
     98,300   McCormick & Company, Inc.                                                      3,535,851
                                                                                          ------------
                                                                                             5,899,351
                                                                                          ------------
              CONSUMER - RETAIL -- 2.9%
     60,100   Bed Bath & Beyond Inc. *                                                       2,050,612
     46,300   Ross Stores, Inc.                                                              1,187,132
                                                                                          ------------
                                                                                             3,237,744
                                                                                          ------------
              ENERGY & MINING -- 11.3%
     18,000   Exxon Mobil Corporation                                                        1,666,080
    100,900   Frontier Oil Corporation                                                       4,201,476
     48,800   Occidental Petroleum Corporation                                               3,127,104
     62,100   XTO Energy, Inc.                                                               3,840,264
                                                                                          ------------
                                                                                            12,834,924
                                                                                          ------------
              FINANCE - INSURANCE -- 3.2%
    136,200   Brown & Brown, Inc.                                                            3,582,060
                                                                                          ------------

              FINANCE - SERVICES -- 6.2%
     50,950   FactSet Research Systems, Inc.                                                 3,492,623
    129,900   SEI Investments Company                                                        3,543,672
                                                                                          ------------
                                                                                             7,036,295
                                                                                          ------------
              FOOD & TOBACCO -- 2.7%
     55,200   Kellogg Company                                                                3,091,200
                                                                                          ------------

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------
     SHARES   COMMON STOCKS -- 99.6% (CONTINUED)                                          MARKET VALUE
------------------------------------------------------------------------------------------------------
              HEALTHCARE -- 16.7%
     29,300   Beckman Coulter, Inc.                                                       $  2,161,168
     46,500   C. R. Bard, Inc.                                                               4,100,835
     55,500   Patterson Companies, Inc. *                                                    2,142,855
     56,800   Stryker Corporation                                                            3,905,568
     88,800   Varian Medical Systems, Inc. *                                                 3,719,832
     43,600   Waters Corporation *                                                           2,917,712
                                                                                          ------------
                                                                                            18,947,970
                                                                                          ------------
              INDUSTRIAL PRODUCTS & SERVICES -- 25.6%
     66,900   AMETEK, Inc.                                                                   2,891,418
     61,800   CLARCOR, Inc.                                                                  2,114,178
     49,400   Danaher Corporation                                                            4,085,874
     61,400   Donaldson Company, Inc.                                                        2,564,064
     49,100   Expeditors International of Washington, Inc.                                   2,322,430
     46,300   Franklin Electric Company, Inc.                                                1,903,393
     88,400   Graco, Inc.                                                                    3,457,324
     54,300   ITT Corporation                                                                3,688,599
     27,300   Johnson Controls, Inc.                                                         3,224,403
     67,500   Landstar System, Inc.                                                          2,832,975
                                                                                          ------------
                                                                                            29,084,658
                                                                                          ------------
              TECHNOLOGY -- 5.5%
     37,000   Dionex Corporation *                                                           2,940,020
     31,900   Mettler-Toledo International Inc. *                                            3,253,800
                                                                                          ------------
                                                                                             6,193,820
                                                                                          ------------

              TOTAL COMMON STOCKS (Cost $91,112,195)                                      $112,963,158
                                                                                          ------------

------------------------------------------------------------------------------------------------------
     SHARES   CASH EQUIVALENTS -- 0.6%                                                    MARKET VALUE
------------------------------------------------------------------------------------------------------

     34,221   Federated Government Obligations Tax-Managed Fund - Institutional Shares    $     34,221
    591,353   Federated Treasury Obligations Fund - Institutional Shares                       591,353
                                                                                          ------------
              TOTAL CASH EQUIVALENTS (Cost $625,574)                                      $    625,574
                                                                                          ------------

              TOTAL INVESTMENTS AT MARKET VALUE -- 100.2%
              (Cost $91,737,769)                                                          $113,588,732

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)                                 (186,490)
                                                                                          ------------

              NET ASSETS -- 100.0%                                                        $113,402,242
                                                                                          ============

*     Non-income producing security.

      See notes to schedule of investments.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------
     SHARES   COMMON STOCKS -- 94.7%                                                      MARKET VALUE
------------------------------------------------------------------------------------------------------
              AEROSPACE & DEFENSE -- 2.2%
     25,000   General Dynamics Corporation                                                $  2,111,750
                                                                                          ------------

              BUILDING MATERIALS & CONSTRUCTION -- 1.1%
     35,000   Masco Corporation                                                                810,950
     17,500   Pulte Homes, Inc.                                                                238,175
                                                                                          ------------
                                                                                             1,049,125
                                                                                          ------------
              BUSINESS SERVICES -- 2.1%
     45,000   Diebold, Incorporated                                                          2,043,900
                                                                                          ------------

              CONSUMER - DURABLES -- 4.7%
     45,000   Harley-Davidson, Inc.                                                          2,079,450
     30,000   HNI Corporation                                                                1,080,000
     50,000   Newell Rubbermaid Inc.                                                         1,441,000
                                                                                          ------------
                                                                                             4,600,450
                                                                                          ------------
              CONSUMER - NONDURABLES -- 4.5%
     40,000   Scotts Miracle-Gro Company - Class A (The)                                     1,710,000
     22,000   Sherwin-Williams Company (The)                                                 1,445,620
     15,000   VF Corporation                                                                 1,211,250
                                                                                          ------------
                                                                                             4,366,870
                                                                                          ------------
              CONSUMER - RETAIL -- 5.4%
    125,000   Cato Corporation - Class A (The)                                               2,555,000
    105,000   Ross Stores, Inc.                                                              2,692,200
                                                                                          ------------
                                                                                             5,247,200
                                                                                          ------------
              ENERGY & MINING -- 9.7%
     20,000   ConocoPhillips                                                                 1,755,400
     35,000   Exxon Mobil Corporation                                                        3,239,600
     75,000   Halliburton Company                                                            2,880,000
     15,000   Schlumberger Limited                                                           1,575,000
                                                                                          ------------
                                                                                             9,450,000
                                                                                          ------------
              FINANCE - BANKS & THRIFTS -- 9.7%
     70,000   BB&T Corporation                                                               2,827,300
    100,000   Citizens Republic Bancorp, Inc.                                                1,611,000
     70,000   Synovus Financial Corporation                                                  1,963,500
     70,000   TCF Financial Corporation                                                      1,832,600
     40,000   United Bankshares, Inc.                                                        1,217,600
                                                                                          ------------
                                                                                             9,452,000
                                                                                          ------------

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------
     SHARES   COMMON STOCKS -- 94.7% (CONTINUED)                                          MARKET VALUE
------------------------------------------------------------------------------------------------------
              FINANCE - INSURANCE -- 4.7%
     75,000   Arthur J. Gallagher & Co.                                                   $  2,172,750
     30,000   PartnerRe Ltd.                                                                 2,369,700
                                                                                          ------------
                                                                                             4,542,450
                                                                                          ------------
              FINANCE - SERVICES -- 3.8%
     35,000   Legg Mason, Inc.                                                               2,950,150
      4,000   Student Loan Corporation (The)                                                   721,280
                                                                                          ------------
                                                                                             3,671,430
                                                                                          ------------
              FOOD & TOBACCO -- 6.9%
     53,000   ConAgra Foods, Inc.                                                            1,384,890
     70,000   Hormel Foods Corporation                                                       2,504,600
     10,000   J.M. Smucker Company (The)                                                       534,200
     40,000   Kellogg Company                                                                2,240,000
                                                                                          ------------
                                                                                             6,663,690
                                                                                          ------------
              HEALTHCARE -- 9.1%
     13,500   Beckman Coulter, Inc.                                                            995,760
     15,000   Becton, Dickinson & Company                                                    1,230,750
     35,000   Laboratory Corporation of America Holdings *                                   2,738,050
     25,000   Manor Care, Inc.                                                               1,610,000
     33,000   Stryker Corporation                                                            2,269,080
                                                                                          ------------
                                                                                             8,843,640
                                                                                          ------------
              INDUSTRIAL PRODUCTS & SERVICES -- 23.6%
     30,000   Caterpillar Inc.                                                               2,352,900
    100,000   Gentex Corporation                                                             2,144,000
     30,000   Genuine Parts Company                                                          1,500,000
     65,000   Graco, Inc.                                                                    2,542,150
     20,000   Johnson Controls, Inc.                                                         2,362,200
     25,000   Raven Industries, Inc.                                                         1,001,250
    135,000   RPM International Inc.                                                         3,233,250
     25,000   Stanley Works (The)                                                            1,403,250
     30,000   United Technologies Corporation                                                2,414,400
     75,000   Waste Management, Inc                                                          2,830,500
     12,000   W.W. Grainger, Inc.                                                            1,094,280
                                                                                          ------------
                                                                                            22,878,180
                                                                                          ------------
              PRINTING & PUBLISHING -- 2.4%
     65,000   R.R. Donnelley & Sons Company                                                  2,376,400
                                                                                          ------------

              TRANSPORTATION -- 4.8%
     30,000   Burlington Northern Santa Fe Corporation                                       2,435,100
     25,000   CSX Corporation                                                                1,068,250
     22,500   Norfolk Southern Corporation                                                   1,167,975
                                                                                          ------------
                                                                                             4,671,325
                                                                                          ------------

              TOTAL COMMON STOCKS (Cost $85,475,912)                                      $ 91,968,410
                                                                                          ------------

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------
     SHARES   CASH EQUIVALENTS -- 6.2%                                                    MARKET VALUE
------------------------------------------------------------------------------------------------------
  1,992,692   Federated Government Obligations Tax-Managed Fund - Institutional Shares    $  1,992,692
  3,976,740   Federated Treasury Obligations Fund - Institutional Shares                     3,976,740
                                                                                          ------------
              TOTAL CASH EQUIVALENTS (Cost $5,969,432)                                     $ 5,969,432
                                                                                          ------------

              TOTAL INVESTMENTS AT MARKET VALUE -- 100.9%
              (Cost $91,445,344)                                                          $ 97,937,842

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.9%)                                 (838,942)
                                                                                          ------------

              NET ASSETS -- 100.0%                                                        $ 97,098,900
                                                                                          =============

*     Non-income producing security.

      See notes to schedule of investments.

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------
     SHARES   COMMON STOCKS -- 83.7%                                                      MARKET VALUE
------------------------------------------------------------------------------------------------------
              AEROSPACE & DEFENSE -- 2.9%
      5,000   American Science and Engineering, Inc. *                                    $    313,300
      5,000   Harris Corporation                                                               288,950
                                                                                          ------------
                                                                                               602,250
                                                                                          ------------
              APPAREL & TEXTILES -- 1.3%
     41,300   Tefron Ltd. *                                                                    256,473
                                                                                          ------------

              BUILDING MATERIALS & CONSTRUCTION -- 1.8%
     10,000   A.S.V., Inc. *                                                                   140,300
     20,000   Champion Enterprises, Inc. *                                                     219,600
                                                                                          ------------
                                                                                               359,900
                                                                                          ------------
              CONSUMER - DURABLES -- 11.4%
     25,000   Craftmade International, Inc.                                                    293,750
     20,000   HNI Corporation                                                                  720,000
     35,000   Select Comfort Corporation *                                                     488,250
     20,000   Smith & Wesson Holding Corporation *                                             381,800
     10,000   Thor Industries, Inc.                                                            449,900
                                                                                          ------------
                                                                                             2,333,700
                                                                                          ------------
              CONSUMER - NONDURABLES -- 3.3%
     15,000   Acme United Corporation                                                          219,000
     30,000   Hartmarx Corporation *                                                           147,000
     15,000   Lifetime Brands, Inc.                                                            304,350
                                                                                          ------------
                                                                                               670,350
                                                                                          ------------
              CONSUMER - RETAIL -- 4.2%
     10,000   Cato Corporation (The) - Class A                                                 204,400
     10,000   Chico's FAS, Inc. *                                                              140,500
     10,000   Ross Stores, Inc.                                                                256,400
     30,000   Sally Beauty Holdings, Inc. *                                                    253,500
                                                                                          ------------
                                                                                               854,800
                                                                                          ------------
              ENERGY & MINING -- 4.4%
     30,000   ION Geophysical Corporation *                                                    414,900
     12,500   Patterson-UTI Energy, Inc.                                                       282,125
      5,000   Southwestern Energy Company *                                                    209,250
                                                                                          ------------
                                                                                               906,275
                                                                                          ------------
              FINANCE - BANKS & THRIFTS -- 12.5%
         45   AmTrust Financial Corporation                                                    508,500
      2,600   Boston Private Financial Holdings, Inc.                                           72,384
     15,000   Century Bancorp, Inc. - Class A                                                  324,000
     55,000   Citizens Republic Bancorp, Inc.                                                  886,050
      2,500   Clarkston Financial Corporation *                                                 28,750
      5,800   FNBH Bancorp, Inc.                                                               107,242
      4,000   Hudson City Bancorp, Inc.                                                         61,520
      5,000   Macatawa Bank Corporation                                                         67,650
      7,300   NewAlliance Bancshares, Inc.                                                     107,164

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------
     SHARES   COMMON STOCKS -- 83.7% (CONTINUED)                                          MARKET VALUE
------------------------------------------------------------------------------------------------------
              FINANCE - BANKS & THRIFTS -- 12.5% (CONTINUED)
      3,789   Oxford Bank Corporation                                                     $    142,277
      4,800   People's United Financial, Inc.                                                   82,944
      3,300   PrivateBancorp, Inc.                                                             114,972
      6,000   Westfield Financial, Inc.                                                         58,260
                                                                                          ------------
                                                                                             2,561,713
                                                                                          ------------
              FINANCE - INSURANCE -- 6.3%
     10,000   Fremont Michigan InsuraCorp, Inc. - Class A *                                    224,500
     10,000   Hanover Insurance Group Inc.                                                     441,900
     50,000   Meadowbrook Insurance Group, Inc. *                                              450,500
     15,000   Unico American Corporation *                                                     168,000
                                                                                          ------------
                                                                                             1,284,900
                                                                                          ------------
              FINANCE - SERVICES -- 2.3%
      5,000   First Marblehead Corporation (The)                                               189,650
      1,500   Student Loan Corporation (The)                                                   270,480
                                                                                          ------------
                                                                                               460,130
                                                                                          ------------
              HEALTHCARE -- 8.4%
     12,500   Computer Programs & Systems, Inc.                                                329,500
    250,000   Continucare Corporation *                                                        712,500
      8,000   Kinetic Concepts, Inc. *                                                         450,240
     13,300   Psychemedics Corporation                                                         230,755
                                                                                          ------------
                                                                                             1,722,995
                                                                                          ------------
              INDUSTRIAL PRODUCTS & SERVICES -- 14.8%
     10,000   Applied Industrial Technologies, Inc.                                            308,300
     25,000   Gentex Corporation                                                               536,000
     22,500   Graco, Inc.                                                                      879,975
     12,000   Raven Industries, Inc.                                                           480,600
      3,300   Rofin-Sinar Technologies, Inc. *                                                 231,693
     10,000   RPM International Inc.                                                           239,500
     11,000   Sun Hydraulics Corporation                                                       349,800
                                                                                          ------------
                                                                                             3,025,868
                                                                                          ------------
              TECHNOLOGY -- 9.1%
     10,000   ADTRAN, Inc.                                                                     230,300
     10,000   MTS Systems Corporation                                                          416,000
     40,000   Sparton Corporation *                                                            187,200
     10,000   Stamps.com, Inc. *                                                               119,700
     25,000   Zebra Technologies Corporation - Class A *                                       912,250
                                                                                          ------------
                                                                                             1,865,450
                                                                                          ------------
              TRANSPORTATION -- 0.6%
      5,200   American Railcar Industries, Inc.                                                114,504
                                                                                          ------------

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------
     SHARES   COMMON STOCKS -- 83.7% (CONTINUED)                                          MARKET VALUE
------------------------------------------------------------------------------------------------------
              UTILITIES -- 0.4%
     10,000   SEMCO Energy, Inc. *                                                          $   78,900
                                                                                          ------------

              TOTAL COMMON STOCKS (Cost $16,098,314)                                      $ 17,098,208
                                                                                          ------------

------------------------------------------------------------------------------------------------------
     SHARES   CASH EQUIVALENTS -- 14.3%                                                   MARKET VALUE
------------------------------------------------------------------------------------------------------

    975,000   Federated Government Obligations Tax-Managed Fund - Institutional           $    975,000
    975,000   Federated Treasury Obligations Fund - Institutional Shares                       975,000
    975,000   Federated U.S. Treasury Cash Reserve Fund - Institutional Shares                 975,000
                                                                                          ------------

              TOTAL CASH EQUIVALENTS (Cost $2,925,000)                                     $ 2,925,000
                                                                                          ------------

------------------------------------------------------------------------------------------------------
FACE AMOUNT   REPURCHASE AGREEMENTS (1) -- 8.5%                                           MARKET VALUE
------------------------------------------------------------------------------------------------------

$ 1,729,331   U.S. Bank N.A., 3.600%, dated 09/28/07, due 10/01/07
                 repurchase proceeds: $1,729,850 (Cost $1,729,331)                        $  1,729,331
                                                                                          ------------

              TOTAL INVESTMENTS AT MARKET VALUE -- 106.5%
              (Cost $20,752,645)                                                          $ 21,752,539

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (6.5%)                               (1,318,501)
                                                                                          ------------

              NET ASSETS -- 100.0%                                                        $ 20,434,038
                                                                                          ============

*     Non-income producing security.

(1) Repurchase agreement is fully collateralized by $1,729,331 FGCI, Pool # E99430, 4.50%, due 09/01/2018 . The aggregate market value of the collateral at September 30, 2007 was $1,763,987.

      See notes to schedule of investments.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------
  PAR VALUE   U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 48.6%                             MARKET VALUE
------------------------------------------------------------------------------------------------------
              U.S. TREASURIES -- 37.8%
$ 3,000,000   U.S. Treasury Note, 2.625%, due 05/15/08                                    $  2,971,875
  1,000,000   U.S. Treasury Note, 3.750%, due 05/15/08                                         997,422
  1,270,130   U.S. Treasury Inflation-Protection Note, 3.875%, due 01/15/09                  1,296,128
  1,000,000   U.S. Treasury Note, 3.000%, due 02/15/09                                         986,797
  1,000,000   U.S. Treasury Note, 3.375%, due 10/15/09                                         988,594
  1,500,000   U.S. Treasury Note, 4.250%, due 10/15/10                                       1,509,492
  1,500,000   U.S. Treasury Note, 4.750%, due 01/31/12                                       1,534,337
  1,500,000   U.S. Treasury Note, 4.375%, due 08/15/12                                       1,514,062
  1,500,000   U.S. Treasury Note, 4.250%, due 08/15/13                                       1,498,476
  1,500,000   U.S. Treasury Note, 4.250%, due 11/15/14                                       1,485,587
  1,031,440   U.S. Treasury Inflation-Protection Note, 2.500%, due 07/15/16                  1,050,619
                                                                                          ------------
                                                                                            15,833,389
                                                                                          ------------
              U.S. GOVERNMENT AGENCIES -- 10.8%
  1,000,000   Federal Farm Credit Bank, 4.480%, due 08/24/12                                   994,439
  1,000,000   Federal Farm Credit Bank, 4.600%, due 12/27/12                                   997,872
    500,000   Federal Home Loan Bank, 3.375%, due 07/21/08                                     494,791
  1,000,000   Federal Home Loan Bank, 5.000%, due 09/01/10                                   1,014,932
  1,000,000   Federal Home Loan Bank, 5.815%, due 08/21/13                                   1,008,579
                                                                                          ------------
                                                                                             4,510,613
                                                                                          ------------
              TOTAL U.S. GOVERNMENT AND
                 AGENCY OBLIGATIONS (Cost $20,309,950)                                    $ 20,344,002
                                                                                          ------------

------------------------------------------------------------------------------------------------------
  PAR VALUE   CORPORATE BONDS -- 19.7%                                                    MARKET VALUE
------------------------------------------------------------------------------------------------------

              CONSUMER PRODUCTS -- 2.3%
$ 1,000,000   Harley-Davidson, Inc. - 144A, 3.625%, due 12/15/08                          $    983,565
                                                                                          ------------

              FINANCE -- 4.7%
  1,000,000   Caterpillar Financial Services Corporation, 4.750%, due 02/17/15                 943,593
  1,000,000   Marshall & Ilsley Bank, 5.250%, due 09/04/12                                   1,002,210
                                                                                          ------------
                                                                                             1,945,803
                                                                                          ------------
              FOOD & TOBACCO -- 1.5%
    600,000   Hormel Foods Corporation, 6.625%, due 06/01/11                                   626,173
                                                                                          ------------

              INDUSTRIALS -- 8.7%
  1,000,000   ConocoPhillips, 8.750%, due 05/25/10                                           1,089,785
    500,000   Johnson Controls, Inc., 5.250%, due 01/15/11                                     500,230
  1,000,000   Masco Corporation, 5.875%, due 07/15/12                                          996,241
  1,000,000   United Technologies Corporation, 6.350%, due 03/01/11                          1,046,902
                                                                                          ------------
                                                                                             3,633,158
                                                                                          ------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------
  PAR VALUE   CORPORATE BONDS -- 19.7% (CONTINUED)                                        MARKET VALUE
------------------------------------------------------------------------------------------------------
              UTILITIES -- 2.5%
$ 1,000,000   Southern Power Company, 6.250%, due 07/15/12                                $  1,028,234
                                                                                          ------------

              TOTAL CORPORATE BONDS (Cost $8,324,795)                                     $  8,216,933
                                                                                          ------------

------------------------------------------------------------------------------------------------------
     SHARES   COMMON STOCKS -- 18.1%                                                      MARKET VALUE
------------------------------------------------------------------------------------------------------

              CONSUMER - DURABLES -- 1.0%
     15,000   Newell Rubbermaid Inc.                                                      $    432,300
                                                                                          ------------

              CONSUMER - RETAIL -- 0.9%
     15,000   Ross Stores, Inc.                                                                384,600
                                                                                          ------------

              FINANCE - BANKS & THRIFTS -- 4.9%
     20,000   BB&T Corporation                                                                 807,800
     44,000   Citizens Republic Bancorp, Inc.                                                  708,840
     20,000   TCF Financial Corporation                                                        523,600
                                                                                          ------------
                                                                                             2,040,240
                                                                                          ------------
              FINANCE - INSURANCE -- 2.4%
     35,000   Arthur J. Gallagher & Co.                                                      1,013,950
                                                                                          ------------

              INDUSTRIAL PRODUCTS & SERVICES -- 3.3%
      6,000   Genuine Parts Company                                                            300,000
     45,000   RPM International Inc.                                                         1,077,750
                                                                                          ------------
                                                                                             1,377,750
                                                                                          ------------
              PRINTING & PUBLISHING -- 0.9%
     10,000   R.R. Donnelley & Sons Company                                                    365,600
                                                                                          ------------

              UTILITIES -- 4.7%
     15,000   NSTAR                                                                            522,150
     18,000   Pinnacle West Capital Corporation                                                711,180
     20,000   Southern Company                                                                 725,600
                                                                                          ------------
                                                                                             1,958,930
                                                                                          ------------

              TOTAL COMMON STOCKS (Cost $7,365,825)                                       $  7,573,370
                                                                                          ------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------
     SHARES   CASH EQUIVALENTS -- 12.8%                                                   MARKET VALUE
------------------------------------------------------------------------------------------------------

  1,928,046   Federated Government Obligations Tax-Managed Fund - Institutional Shares    $  1,928,046
  1,968,960   Federated Treasury Obligations Fund - Institutional Shares                     1,968,960
  1,448,825   Federated U.S. Treasury Cash Reserve Fund - Institutional Shares               1,448,825
                                                                                          ------------
              TOTAL CASH EQUIVALENTS (Cost $5,345,831)                                    $  5,345,831
                                                                                          ------------

              TOTAL INVESTMENTS AT MARKET VALUE -- 99.2%
              (Cost $41,346,401)                                                          $ 41,480,136

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8%                                    350,213
                                                                                          ------------

              NET ASSETS -- 100.0%                                                        $ 41,830,349
                                                                                          ============

      See notes to schedule of investments.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)

1. SECURITIES VALUATION

Securities which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing primarily capital stock of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

2. SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2007:

                                   Ave Maria                            Ave Maria
                                Catholic Values       Ave Maria      Rising Dividend         Ave Maria       Ave Maria Bond
                                      Fund           Growth Fund          Fund           Opportunity Fund         Fund
                                ----------------    -------------    ----------------    ----------------   ----------------
Cost of portfolio
investments                     $    240,055,777    $  91,737,769    $     91,445,344    $     20,778,426   $     41,347,420
                                ================    =============    ================    ================   ================

Gross unrealized
appreciation                    $     52,559,131    $  24,834,089    $     10,275,724    $      1,652,707   $        661,797
Gross unrealized
depreciation                         (14,766,335)      (2,983,126)         (3,783,226)           (678,594)          (529,081)
                                ----------------    -------------    ----------------    ----------------   ----------------

Net unrealized
appreciation                    $     37,792,796    $  21,850,963    $      6,492,498    $        974,113   $        132,716
                                ================    =============    ================    ================   ================

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Ave Maria Catholic Values Fund and the Ave Maria Opportunity Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and due to the tax deferral of losses on wash sales. The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Ave Maria Bond Fund is due to certain timing differences in the recognition of the amortization of organizational costs. These "book/tax" differences are also temporary in nature.

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------------
SHARES          COMMON STOCKS -- 90.4%                                         MARKET VALUE
--------------------------------------------------------------------------------------------
                AEROSPACE & DEFENSE -- 4.0%
     25,000     American Science and Engineering, Inc.                         $  1,566,500
      5,000     General Dynamics Corporation                                        422,350
     10,000     Harris Corporation                                                  577,900
                                                                               ------------
                                                                                  2,566,750
                                                                               ------------
                APPAREL & TEXTILES -- 0.4%
     46,772     Tefron Ltd. *                                                       290,454
                                                                               ------------

                BUILDING MATERIALS & CONSTRUCTION -- 2.2%
     30,000     A.S.V., Inc. *                                                      420,900
     20,000     Champion Enterprises, Inc. *                                        219,600
     20,000     Pulte Homes, Inc.                                                   272,200
     15,000     Simpson Manufacturing Company, Inc.                                 477,750
                                                                               ------------
                                                                                  1,390,450
                                                                               ------------
                BUSINESS SERVICES -- 4.1%
     15,000     Diebold, Incorporated                                               681,300
     20,000     Neogen Corporation *                                                474,400
     85,000     Superior Uniform Group, Inc.                                      1,041,250
  1,175,000     TVI Corporation *                                                   423,000
                                                                               ------------
                                                                                  2,619,950
                                                                               ------------
                CONSUMER -- DURABLES -- 4.0%
      7,301     Craftmade International, Inc.                                        85,787
    150,000     Select Comfort Corporation *                                      2,092,500
     22,500     Smith & Wesson Holding Corporation *                                429,525
                                                                               ------------
                                                                                  2,607,812
                                                                               ------------
                CONSUMER -- NONDURABLES -- 7.2%
     10,000     Acme United Corporation                                             146,000
      5,000     Fortune Brands, Inc.                                                407,450
    125,000     Hartmarx Corporation *                                              612,500
      1,000     K-Swiss, Inc. - Class A                                              22,910
     85,000     Lifetime Brands, Inc.                                             1,724,650
      5,000     Sherwin-Williams Company (The)                                      328,550
      8,486     Velcro Industries N.V.                                              151,899
     40,000     Weyco Group, Inc.                                                 1,256,400
                                                                               ------------
                                                                                  4,650,359
                                                                               ------------
                CONSUMER -- RETAIL -- 2.2%
     55,000     Chico's FAS, Inc. *                                                 772,750
     75,000     Sally Beauty Holdings, Inc. *                                       633,750
                                                                               ------------
                                                                                  1,406,500
                                                                               ------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------------------
SHARES          COMMON STOCKS -- 90.4% (CONTINUED)                             MARKET VALUE
--------------------------------------------------------------------------------------------
                EDUCATION -- 0.7%
     17,500     Nobel Learning Communities, Inc. *                             $    261,625
      1,000     Strayer Education, Inc.                                             168,630
                                                                               ------------
                                                                                    430,255
                                                                               ------------
                ENERGY & MINING -- 3.7%
     12,500     EnCana Corporation                                                  773,125
     75,000     ION Geophysical Corporation *                                     1,037,250
     10,000     Patterson-UTI Energy, Inc.                                          225,700
      2,500     Southwestern Energy Company *                                       104,625
     26,400     TXCO Resources, Inc. *                                              236,544
                                                                               ------------
                                                                                  2,377,244
                                                                               ------------
                FINANCE -- BANKS & THRIFTS -- 14.8%
        237     AmTrust Financial Corporation                                     2,678,100
      7,000     Boston Private Financial Holdings, Inc.                             194,880
     36,800     Century Bancorp, Inc. - Class A                                     794,880
    160,000     Citizens Republic Bancorp, Inc.                                   2,577,600
     10,000     Clarkston Financial Corporation *                                   115,000
     14,400     FNBH Bancorp, Inc.                                                  266,256
     25,000     Hudson City Bancorp, Inc.                                           384,500
     25,000     Macatawa Bank Corporation                                           338,250
     40,000     NewAlliance Bancshares, Inc.                                        587,200
     13,596     Oxford Bank Corporation                                             510,530
     10,000     People's United Financial, Inc.                                     172,800
      5,000     PrivateBancorp, Inc.                                                174,200
      7,500     Synovus Financial Corporation                                       210,375
      5,000     TCF Financial Corporation                                           130,900
      7,500     United Bankshares, Inc.                                             228,300
     20,000     Westfield Financial, Inc.                                           194,200
                                                                               ------------
                                                                                  9,557,971
                                                                               ------------
                FINANCE -- INSURANCE -- 9.0%
     12,500     American Safety Insurance Holdings, Ltd. *                          247,750
     10,000     Arthur J. Gallagher & Co.                                           289,700
         15     Berkshire Hathaway, Inc. - Class A *                              1,777,650
     34,500     Fremont Michigan InsuraCorp, Inc. - Class A *                       774,525
     75,000     Meadowbrook Insurance Group, Inc. *                                 675,750
    182,700     Unico American Corporation *                                      2,046,240
                                                                               ------------
                                                                                  5,811,615
                                                                               ------------
                FINANCE -- SERVICES -- 2.8%
     25,000     Countrywide Financial Corporation                                   475,250
     35,000     First Marblehead Corporation (The)                                1,327,550
                                                                               ------------
                                                                                  1,802,800
                                                                               ------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------------------
SHARES          COMMON STOCKS -- 90.4% (CONTINUED)                             MARKET VALUE
--------------------------------------------------------------------------------------------
                HEALTHCARE -- 9.9%
     27,500     Computer Programs & Systems, Inc.                              $    724,900
    182,500     Continucare Corporation *                                           520,125
     10,000     Johnson & Johnson                                                   657,000
     30,000     Kinetic Concepts, Inc. *                                          1,688,400
     15,000     MedQuist, Inc. *                                                    176,250
     50,000     National Dentex Corporation *                                       793,500
     26,000     Psychemedics Corporation                                            451,100
     20,000     Waters Corporation *                                              1,338,400
                                                                               ------------
                                                                                  6,349,675
                                                                               ------------

                INDUSTRIAL PRODUCTS & SERVICES -- 14.7%
     15,000     Applied Industrial Technologies, Inc.                               462,450
     10,000     Balchem Corporation                                                 204,100
     10,000     Dover Corporation                                                   509,500
    110,000     Gentex Corporation                                                2,358,400
     25,000     Graco, Inc.                                                         977,750
      1,000     PACCAR, Inc.                                                         85,250
     39,600     Raven Industries, Inc.                                            1,585,980
      7,000     Rofin-Sinar Technologies, Inc. *                                    491,470
     37,000     RPM International, Inc.                                             886,150
     20,000     Strattec Security Corporation                                       930,400
     30,000     Sun Hydraulics Corporation                                          954,000
                                                                               ------------
                                                                                  9,445,450
                                                                               ------------
                REAL ESTATE -- 1.9%
     16,499     I. Gordon Corporation *                                             362,978
     20,000     PICO Holdings, Inc. *                                               831,000
                                                                               ------------
                                                                                  1,193,978
                                                                               ------------
                TECHNOLOGY -- 8.8%
     10,000     ADTRAN, Inc.                                                        230,300
     35,000     Check Point Software Technologies Ltd. *                            881,300
     25,000     Cognex Corporation                                                  444,000
     17,500     MTS Systems Corporation                                             728,000
    213,068     Sparton Corporation *                                               997,158
     25,000     Stamps.com, Inc. *                                                  299,250
      4,000     Stratasys, Inc. *                                                   110,240
     55,000     Zebra Technologies Corporation - Class A *                        2,006,950
                                                                               ------------
                                                                                  5,697,198
                                                                               ------------

                TOTAL COMMON STOCKS (Cost $51,118,126)                         $ 58,198,461
                                                                               ------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------------------
SHARES          OPEN-END FUNDS -- 0.0%                                         MARKET VALUE
--------------------------------------------------------------------------------------------
         49     Sequoia Fund (Cost $6,411)                                     $      7,827
                                                                               ------------

--------------------------------------------------------------------------------------------
SHARES          EXCHANGE-TRADED FUNDS -- 2.3%                                  MARKET VALUE
--------------------------------------------------------------------------------------------

      5,000     iShares S&P 100 Index Fund                                     $    357,600
     10,000     Rydex Russell Top 50 ETF                                          1,149,500
                                                                               ------------

                TOTAL EXCHANGE-TRADED FUNDS (Cost $1,227,949)                  $  1,507,100
                                                                               ------------

--------------------------------------------------------------------------------------------
SHARES          CASH EQUIVALENTS -- 8.4%                                       MARKET VALUE
--------------------------------------------------------------------------------------------

  2,326,028     Federated Government Obligations Tax-Managed Fund -
                Institutional Shares                                           $  2,326,028
  3,073,154     Federated Treasury Obligations Fund -
                Institutional Shares                                              3,073,154
                                                                               ------------

                TOTAL CASH EQUIVALENTS (Cost $5,399,182)                       $  5,399,182
                                                                               ------------

                TOTAL INVESTMENTS AT MARKET VALUE -- 101.1%
                 (Cost $57,751,668)                                            $ 65,112,570

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.1%)                    (731,366)
                                                                               ------------

                NET ASSETS -- 100.0%                                           $ 64,381,204
                                                                               ============

*     Non-income producing security.

See notes to schedule of investments.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)


1. SECURITIES VALUATION

The securities of the Schwartz Value Fund (the "Fund") which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing primarily capital stock of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

2. SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost basis.

3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2007:

           Cost of portfolio of investments          $57,960,955
                                                     ===========

           Gross unrealized appreciation             $11,277,293
           Gross unrealized depreciation              (4,125,678)
                                                     -----------

           Net unrealized appreciation               $  7,151,615
                                                     ============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwartz Investment Trust
             -------------------------------------------------------------------


By (Signature and Title)* /s/ George P. Schwartz
                          ------------------------------------------------------
                          George P. Schwartz, President

Date November 5, 2007
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ George P. Schwartz
                          ------------------------------------------------------
                          George P. Schwartz, President

Date November 5, 2007
     ----------------


By (Signature and Title)* /s/ Timothy S. Schwartz
                          ------------------------------------------------------
                          Timothy S. Schwartz, Treasurer

Date November 5, 2007
     ----------------

* Print the name and title of each signing officer under his or her signature.